Income Tax - Schedule of income tax expense in the consolidated financial statements (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax expense	[1]	$ 4,058,744	$ 6,644,341	$ 27,049,402
(Profit) / Loss for deferred taxes		(4,947,508)	10,084,212	(6,418,567)
Other tax effects				79,608
Monetary effects		2,074,796	2,964,723	5,882,684
Total income tax		1,186,032	19,693,276	26,593,127
Income tax loss recorded in other comprehensive income		1,209,307	193,217	299,058
Total income tax expense		$ 2,395,339	$ 19,886,493	$ 26,892,185

[1]	See section “Tax inflation adjustment – Fiscal years 2019 and 2020” of this note.